Employee Benefits, Balances of Pension Plan and Other Benefit Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 9,490	$ 9,061
Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	639	646
Payable upon return of securities loaned	(3)	(5)
Net receivables (payables)	0	(1)
Total plan assets	636	640
Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	9,630	9,229
Payable upon return of securities loaned	(112)	(145)
Net receivables (payables)	21	(23)
Total plan assets	9,539	9,061
Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	258	285
Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	2,996	3,101
Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	359	314
Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	6,040	5,336
Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	22	47
Total plan assets	22	47	48
Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	594	792
Total plan assets	594	792	847
Cash and Cash Equivalents [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	187	213
Cash and Cash Equivalents [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	312	432
Cash and Cash Equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	164	180
Cash and Cash Equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Cash and Cash Equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	23	33
Cash and Cash Equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	312	432
Cash and Cash Equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Cash and Cash Equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	87
Long duration fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	3,670	2,606
Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	13
Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	545	376
Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	74
Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	3,124	2,229
Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	1
Total plan assets	1	1	0
Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	181	64
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	426	474
Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	65	4
Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	71	88
Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	116	60
Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	355	380
Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	6
Total plan assets	0	6	10
High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	12
High-yield fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	372	377
High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	5	10
High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	12
High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	367	366
High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	1
Total plan assets	0	1	1
International fixed income [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	11
International fixed income [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	363	331
International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	5
International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	251	147
International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	6
International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	112	184
International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	102	70
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1,353	1,765
Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	39
Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	854	1,163
Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	102	31
Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	499	600
Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	2
Total plan assets	0	2	4
Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	41	33
Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	441	547
Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	12
Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	283	364
Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	41	21
Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	158	183
Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	30	26
Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	324	291
Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	9
Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	309	281
Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	30	17
Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	15	10
Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	75	59
International stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	920	920
International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	28	19
International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	578	570
International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	47	40
International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	341	349
International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	1
Total plan assets	1	1	6
Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	19
Emerging market stocks [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	538	574
Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	19
Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	538	574
Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	15
Real estate/timber [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	429	457
Real estate/timber [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	3
Real estate/timber [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	100	102
Real estate/timber [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	0
Real estate/timber [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	12
Total plan assets	0	12	12
Real estate/timber [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	328	355
Total plan assets	328	355	360
Hedge Funds [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	8
Hedge Funds [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	258	251
Hedge Funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge Funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge Funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge Funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	187	0
Hedge Funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	8
Total plan assets	0	8	10
Hedge Funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	71	251
Total plan assets	71	251	313
Private Equity Funds [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	4
Private Equity Funds [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	145	129
Private Equity Funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private Equity Funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private Equity Funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private Equity Funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private Equity Funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	4
Total plan assets	0	4	4
Private Equity Funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	145	129
Total plan assets	145	129	112
Other Plan Assets [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	23	25
Other Plan Assets [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	79	75
Other Plan Assets [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	1
Other Plan Assets [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other Plan Assets [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	1
Other Plan Assets [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	31	29
Other Plan Assets [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	22	23
Total plan assets	22	23	22
Other Plan Assets [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of Pension Plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	48	46
Total plan assets	$ 48	$ 46	$ 41